Acquisition of Ocean Freight - Additional Information (Details) (USD $) In Thousands, except Share data, unless otherwise specified				7 Months Ended	8 Months Ended	12 Months Ended	8 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Jul. 26, 2011 OceanFreight [Member]	Aug. 24, 2011 OceanFreight [Member]	Dec. 31, 2011 OceanFreight [Member]	Aug. 24, 2011 OceanFreight Capesize bulk carriers [Member] numberofvessels	Aug. 24, 2011 Ocean Freights Panamax Bulk Carriers [Member] numberofvessels	Aug. 24, 2011 Oceanfreights Very Large Ore Carriers [Member] numberofvessels
Total per share consideration				$ 19.85
Per share cash consideration				$ 11.25
Number of shares received by acquiree shareholders				0.52326
Number Of Vessels Drillships							2	4	5
Number of shares acquired					3,000,856
Percentage of shares acquired					50.50%
Advances for vessels and drillships under construction	$ 1,027,889	$ 2,072,699	$ 1,182,600		$ 94,922
Fair value adjustments for vessels under construction					63,100
Vessels Net	1,956,270	1,917,966			300,540
Fair Value Adjustment Of Vessels					113,540
Finite-Lived Intangible Assets, Accumulated Amortization						7,218
Minimum contract period					1 year
Maximum contract period					8 years
Revenues following the acquisition						11,801
Business Combination, Pro Forma Information, Earnings or Loss of Acquiree since Acquisition Date, Actual						$ (59)